Stock-based Compensation - Schedule of Restricted Stock Activity (Details)	3 Months Ended
Mar. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Outstanding, Beginning	17,801,986
Number of Options, Outstanding, Ending	17,073,617
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Outstanding, Beginning	1,536,195
Shares, Granted	31,196
Released	(41,408)
Shares, Forfeited	(90,766)
Number of Options, Outstanding, Ending	1,435,217
Weighted Average Graint Date Fair Value per Share, Outstanding, Beginning | $ / shares	$ 7.74
Weighted Average Graint Date Fair Value per Share, Granted | $ / shares	7.74
Weighted Average Grant Date Fair Value per Share, Released | $ / shares	7.74
Weighted Average Graint Date Fair Value per Share, Forfeited | $ / shares	7.74
Weighted Average Graint Date Fair Value per Share, Outstanding, Ending | $ / shares	$ 7.74